UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Disciplined Long/Short Value Fund

	Shares	Value ($)

Long Positions 115.9%
Common Stocks 112.7%
Consumer Discretionary 12.1%
Auto Components 1.4%
Autoliv, Inc. (a)	3,400	132,736
TRW Automotive Holdings Corp.* (a)	5,100	94,605

		227,341
Hotels Restaurants & Leisure 1.4%
McDonald's Corp. (a)	3,600	215,244
Household Durables 1.9%
American Greetings Corp. "A" (a)	300	4,446

D.R. Horton, Inc. (a)	17,200	191,264
NVR, Inc.* (a)	100	55,232
Pulte Homes, Inc.	3,800	46,398

		297,340
Internet & Catalog Retail 1.1%
Netflix, Inc.*	5,400	166,806
Media 3.3%
DISH Network Corp. "A"* (a)	5,600	164,752
Liberty Global, Inc. "A"*	5,000	144,150
Time Warner, Inc.	15,100	216,232

		525,134
Multiline Retail 1.3%
Family Dollar Stores, Inc. (a)	8,600	200,380
Specialty Retail 1.3%
AnnTaylor Stores Corp.* (a)	3,800	85,690
The Gap, Inc. (a)	7,700	124,124

		209,814
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.* (a)	2,700	68,877
Consumer Staples 7.7%
Beverages 0.9%
Pepsi Bottling Group, Inc. (a)	5,200	144,820
Food & Staples Retailing 3.4%
SUPERVALU, Inc. (a)	5,800	148,596
Sysco Corp. (a)	5,500	155,980
Wal-Mart Stores, Inc. (a)	4,000	234,480

		539,056
Food Products 1.2%
General Mills, Inc.	2,900	186,731
Household Products 0.8%
Procter & Gamble Co. (a)	1,900	124,412
Personal Products 0.3%
Alberto-Culver Co.	1,500	40,245
Tobacco 1.1%
Altria Group, Inc. (a)	3,100	63,085
Lorillard, Inc.*	500	33,555
Philip Morris International, Inc.	1,600	82,640

		179,280
Energy 22.9%
Energy Equipment & Services 0.7%
Tidewater, Inc. (a)	1,700	101,898
Unit Corp.*	200	13,510

		115,408
Oil, Gas & Consumable Fuels 22.2%
Anadarko Petroleum Corp.	1,300	75,283
Apache Corp. (a)	2,000	224,340
Chesapeake Energy Corp.	3,300	165,495
Chevron Corp. (a)	5,100	431,256
Cimarex Energy Co. (a)	2,800	145,908
Clayton Williams Energy, Inc.* (a)	1,600	149,120
ConocoPhillips (a)	4,200	342,804

Devon Energy Corp.	2,200	208,758
Encore Acquisition Co.*	600	37,122
ExxonMobil Corp.	2,200	176,946
Frontline Ltd.	2,300	147,591
Hess Corp. (a)	1,900	192,660
Marathon Oil Corp. (a)	1,200	59,364
Mariner Energy, Inc.*	5,400	142,884
Massey Energy Co.	2,300	170,775
Occidental Petroleum Corp. (a)	3,900	307,437
W&T Offshore, Inc. (a)	3,300	146,058
Walter Industries, Inc.	1,800	188,766
Williams Companies, Inc.	5,200	166,660

		3,479,227
Financials 19.4%
Capital Markets 3.4%
Bank of New York Mellon Corp. (a)	6,200	220,100
BlackRock, Inc. (a)	500	108,355
State Street Corp. (a)	1,500	107,460
The Goldman Sachs Group, Inc.	500	92,020

		527,935
Commercial Banks 4.7%
BB&T Corp. (a)	5,300	148,506
Pacific Capital Bancorp. (a)	1,400	18,298
PNC Financial Services Group, Inc. (a)	1,300	92,677
US Bancorp. (a)	9,000	275,490
Wells Fargo & Co. (a)	6,600	199,782

		734,753
Consumer Finance 2.0%
American Express Co.	3,300	122,496
Discover Financial Services (a)	12,800	187,520

		310,016
Diversified Financial Services 1.8%
Bank of America Corp. (a)	2,700	88,830
Interactive Brokers Group, Inc. "A"*	2,000	56,120
JPMorgan Chase & Co. (a)	3,500	142,205

		287,155
Insurance 5.4%
Allied World Assurance Co. Holdings Ltd. (a)	4,100	170,601
Loews Corp.	4,000	178,240
MetLife, Inc. (a)	3,000	152,310
Progressive Corp.	3,200	64,800
The Travelers Companies, Inc. (a)	6,400	282,368

		848,319
Real Estate Investment Trusts 0.5%
Essex Property Trust, Inc. (REIT) (a)	300	36,405
Host Hotels & Resorts, Inc. (REIT) (a)	1,300	17,043
ProLogis (REIT) (a)	700	34,216

		87,664
Thrifts & Mortgage Finance 1.6%
Doral Financial Corp.* (a)	11,800	163,902
New York Community Bancorp., Inc. (a)	5,200	86,424

		250,326

Health Care 8.6%
Biotechnology 0.3%
Amgen, Inc.*	700	43,841
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	2,500	171,525
Health Care Providers & Services 2.3%
Aetna, Inc. (a)	5,000	205,050
Owens & Minor, Inc. (a)	3,600	165,312

		370,362
Pharmaceuticals 4.9%
Eli Lilly & Co. (a)	4,800	226,128
Johnson & Johnson (a)	2,100	143,787
Merck & Co., Inc. (a)	2,300	75,670
Pfizer, Inc. (a)	3,600	67,212
Schering-Plough Corp. (a)	12,000	252,960

		765,757
Industrials 13.2%
Aerospace & Defense 1.5%
Boeing Co.	2,700	164,997
Honeywell International, Inc. (a)	1,500	76,260

		241,257
Commercial Services & Supplies 0.4%
Manpower, Inc. (a)	1,300	62,400
Construction & Engineering 1.2%
EMCOR Group, Inc.*	2,400	72,288
Perini Corp.* (a)	4,200	114,912

		187,200
Electrical Equipment 0.8%
GrafTech International Ltd.* (a)	5,200	121,940
Industrial Conglomerates 1.0%
General Electric Co. (a)	5,700	161,253
Machinery 4.6%
AGCO Corp.* (a)	2,000	119,700
Caterpillar, Inc. (a)	2,100	145,992
Flowserve Corp. (a)	1,200	160,008
Gardner Denver, Inc.*	3,200	145,920
Parker Hannifin Corp. (a)	2,500	154,200

		725,820
Marine 1.0%
Kirby Corp.* (a)	3,100	147,932
Road & Rail 1.3%
Burlington Northern Santa Fe Corp. (a)	300	31,239
Ryder System, Inc. (a)	2,700	178,092

		209,331
Trading Companies & Distributors 1.4%
United Rentals, Inc.* (a)	8,400	135,912
WESCO International, Inc.*	2,300	86,595

		222,507
Information Technology 9.8%
Computers & Peripherals 4.8%
Hewlett-Packard Co. (a)	5,700	255,360
Lexmark International, Inc. "A"* (a)	5,500	192,940

Seagate Technology (a)	11,000	164,670
Western Digital Corp.* (a)	4,700	135,313

		748,283
Internet Software & Services 0.3%
eBay, Inc.* (a)	2,200	55,374
Semiconductors & Semiconductor Equipment 2.5%
Broadcom Corp. "A"*	6,200	150,598
Skyworks Solutions, Inc.*	6,900	65,274
Texas Instruments, Inc. (a)	7,000	170,660

		386,532
Software 2.2%
Mentor Graphics Corp.*	4,400	61,072
Microsoft Corp.	11,000	282,920

		343,992
Materials 12.3%
Chemicals 4.4%
Celanese Corp. "A"	800	30,824
CF Industries Holdings, Inc. (a)	1,300	212,498
Dow Chemical Co. (a)	6,800	226,508
Terra Industries, Inc. (a)	4,100	221,400

		691,230
Metals & Mining 7.9%
Commercial Metals Co.	1,200	35,820
Compass Minerals International, Inc.	2,100	158,760
Freeport-McMoRan Copper & Gold, Inc. (a)	2,200	212,850
Nucor Corp.	2,900	165,938
Reliance Steel & Aluminum Co.	2,600	164,216
Schnitzer Steel Industries, Inc. "A"	1,800	162,432
Steel Dynamics, Inc.	4,900	155,232
United States Steel Corp.	1,200	192,432

		1,247,680
Telecommunication Services 4.3%
Diversified Telecommunication Services
AT&T, Inc. (a)	4,300	132,483
Embarq Corp. (a)	4,500	205,965
Verizon Communications, Inc. (a)	9,900	336,996

		675,444
Utilities 2.4%
Electric Utilities
Edison International (a)	4,200	203,028
FirstEnergy Corp.	2,300	169,165

		372,193

Total Common Stocks (Cost $18,505,548)		17,718,136
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
US Treasury Obligation
US Treasury Bill, 1.35%**, 10/16/2008 (b) (Cost $61,823)	62,000	61,790

	Shares	Value ($)

Cash Equivalents 2.8%
Cash Management QP Trust, 2.42% (c) (Cost $437,829)	437,829	437,829
	% of Net Assets	Value ($)

Total Long Positions (Cost $19,005,200) †	115.9	18,217,755
Other Assets and Liabilities, Net	3.0	463,694
Securities Sold Short	(18.9)	(2,971,055)

Net Assets	100.0	15,710,394
†

The cost for federal income tax purposes was $19,133,268. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $915,513. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $628,421 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,543,934.

	Shares	Value ($)

Common Stocks Sold Short 18.9%
Consumer Discretionary 1.9%
Leisure Equipment & Products 0.5%
Brunswick Corp.	6,900	89,010
Specialty Retail 1.4%
Chico's FAS, Inc.*	22,800	126,996
Office Depot, Inc.*	13,000	88,400

		215,396
Energy 4.9%
Energy Equipment & Services 3.9%
BJ Services Co.	5,200	152,880
CARBO Ceramics, Inc.	3,400	186,048
Global Industries Ltd.*	11,400	136,116
Weatherford International Ltd.*	3,800	143,374

		618,418
Oil, Gas & Consumable Fuels 1.0%
Frontier Oil Corp.	8,300	151,475
Health Care 0.2%
Health Care Equipment & Supplies
Hologic, Inc.*	1,800	33,246
Industrials 2.8%
Aerospace & Defense 1.1%
BE Aerospace, Inc.*	5,400	138,672
Hexcel Corp.*	2,200	41,756

		180,428
Commercial Services & Supplies 0.8%
Mine Safety Appliances Co.	3,600	118,944
Machinery 0.9%
Oshkosh Corp.	7,500	135,300
Information Technology 1.9%
Communications Equipment 1.0%
Tellabs, Inc.*	32,200	165,508

Semiconductors & Semiconductor Equipment 0.9%
Rambus, Inc.*				8,500	140,760
Materials 5.6%
Chemicals 1.9%
Cabot Corp.				5,200	139,516
Westlake Chemical Corp.				8,600	150,586

					290,102
Containers & Packaging 2.1%
Pactiv Corp.*				300	7,233
Sealed Air Corp.				5,700	123,690
Temple-Inland, Inc.				12,300	199,875

					330,798
Paper & Forest Products 1.6%
Louisiana-Pacific Corp.				15,200	128,592
Weyerhaeuser Co.				2,400	128,304

					256,896
Telecommunication Services 0.5%
Wireless Telecommunication Services
NII Holdings, Inc.*				1,400	76,524
Utilities 1.1%
Independent Power Producers & Energy Traders
Dynegy, Inc. "A"*				25,000	168,250

Total Common Stocks Sold Short (Proceeds $3,376,933)					2,971,055

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				Securities are pledged, in whole or in part, as collateral for short sales.
(b)				At July 31, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At July 31, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P Mini 500 Index	9/19/2008	7	444,404	443,485	(919)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Please see below for information on the Fund’s policy regarding the valuation of investments and of the valuation inputs, and their aggregate levels used in the table below.

Valuation Inputs	Investments in Securities at Value	Investments Sold Short at Value	Net Unrealized Depreciation on Other Financial Instruments††
Level 1 - Quoted Prices	$ 18,155,965	$ (2,971,055)	$ (919)
Level 2 - Other Significant	61,790	-	-
Observable Inputs

Level 3 - Significant	-	-	-
Unobservable Inputs
Total	$ 18,217,755	$ (2,971,055)	$ (919)

†† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Long/Short Value Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Long/Short Value Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008